Supplement dated March 17, 2006
   to the following Prospectus dated June 20, 2005 amended as of Oct. 3, 2005:
        RiverSource Endeavor Select(SM) Variable Annuity 273480 E (10/05)

At a regular meeting of the RiverSource(SM) Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the merger of the RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund was approved. The merger took place on March 17, 2006. The RiverSource Variable Portfolio - New Dimensions Fund(R) is no longer available as an investment option under the contract.

The RiverSource Variable Portfolio - Large Cap Equity Fund is added as an investment option under the contract and the prospectus for the contract is modified as follows:

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:


Total annual operating expenses for RiverSource Variable Portfolio - Large Cap Equity Fund
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                         Management                            Other      Gross total annual
Fund Name                                                   fees          (12b-1) fees       expenses          expenses
RiverSource Variable Portfolio - Large Cap Equity Fund    .56%(16)          .13%              .14%           .83%(15)

(15) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(16) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by .02%.

In the "Variable Account and the Funds" section of the prospectus, in the table describing the funds, the following information has been added:

---------------------------- ----------------------------------------- --------------------------------------
Fund Name                    Investment Objective and Policies         Investment Advisor
---------------------------- ----------------------------------------- --------------------------------------
---------------------------- ----------------------------------------- --------------------------------------
RiverSource Variable         Capital appreciation. Under normal        RiverSource Investments, LLC
Portfolio - Large Cap        market conditions, the Fund invests at
Equity Fund                  least 80% of its net assets in equity
                             securities of companies with market
                             capitalization greater than $5 billion
                             at the time of purchase.
---------------------------- ----------------------------------------- --------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR THE PRODUCT

273480-2 A (3/06)
* Valid until next prospectus update.
Destroy May 1, 2006